NATIONS FUNDS TRUST

Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond
Fund, Nations Municipal Income Fund, Nations Strategic Income Fund, Nations
Short-Term Income Fund, Nations Bond Fund, Nations Government Securities Fund,
Nations Short-Intermediate Government Fund and Nations Intermediate Bond Fund
(Collectively, the “Funds”)

Prospectus Supplement dated November 17, 2004
to Prospectuses dated August 1, 2004, as supplemented

     Effective immediately, the prospectuses for all share classes of the Funds are hereby supplemented to reflect a change in how the Funds are managed. For Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund, the transition in how those Funds are managed will be complete on or about December 15, 2004, and for all the other Funds, the transition will have already been completed by the date of this supplement. Specifically, the prospectuses are supplemented to reflect the transition of the Funds’ day-to-day investment decision-making from a team based approach to an approach where a specific individual portfolio manager(s) is responsible for making the day-to-day investment decisions for the Funds. This supplement denotes this transition by identifying the team that previously managed each Fund, the specific manager(s) that now replaces the team for each Fund and by providing biographical information regarding the specific managers that have been placed in charge of the investment management of each Fund.

     The prospectuses are specifically supplemented with the following information. The last sentence of the third paragraph of the section entitled "How the Funds are Managed — Investment Adviser” is deleted and replaced with the following: “The table tells you which individual member(s) of BACAP is responsible for making the day-to-day investment decisions for each Fund.” In addition, the accompanying table shall be amended to reflect the individual(s) responsible for managing each Fund as shown below and the separate disclosure section describing the professional biographies of the individual managers shall follow the table.

     In addition, all references to the portfolio management of the Funds throughout the prospectuses should be read in accordance with this supplemental information, as applicable.

Fixed Income and Municipal Bond Funds
Individual Managers Responsible for Management of the Funds

Nations Fund	Manager Stated in Current Prospectus	New Fund Manager

Nations Short-Term Municipal Income Fund	BACAP’s Municipal Fixed Income Management Team	John Trentacoste

Nations Intermediate Municipal Bond Fund	BACAP’s Municipal Fixed Income Management Team	Wendy Norman

Nations Municipal Income Fund	BACAP’s Municipal Fixed Income Management Team	Chris Eckstrom

Nations Strategic Income Fund	BACAP’s Fixed Income Management Team	Laura Ostrander

Nations Short-Term Income Fund	BACAP’s Fixed Income Management Team	Leonard Aplet, Richard Cutts

Nations Bond Fund	BACAP’s Fixed Income Management Team	Leonard Aplet, Marie Schofield, Mark Newlin, Kevin Cronk, Laura Ostrander

Nations Government Securities Fund	BACAP’s Fixed Income Management Team	Ann Peterson

Nations Short-Intermediate Government Fund	BACAP’s Fixed Income Management Team	Marie Schofield

Nations Intermediate Bond Fund	BACAP’s Fixed Income Management Team	Brian Drainville

Fixed Income and Municipal Bond Funds
Portfolio Managers’ Biographical Information

Leonard Aplet, CFA
Leonard Aplet is managing director of the Portland core fixed income team for Columbia Management.1 Before assuming this role in January 2000, Mr. Aplet was the co-head of

[1]	Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. BACAP, an SEC-registered investment adviser, is part of Columbia Management and is a wholly-owned subsidiary of Bank of America Corporation.

the Portland fixed income group for three years. He currently co-manages Nations Short-Term Income Fund and manages the mortgage- and asset-backed sector of Nations Bond Fund. Mr. Aplet may also manage other investment products for both BACAP and Columbia Management.

Prior to joining Columbia Management in 1987, Mr. Aplet spent nine years in real estate and agricultural lending at Farmers Home Administration. He earned his BS degree from Oregon State University in 1976 and his MBA degree in finance from the University of California at Berkeley in 1987. Mr. Aplet concentrates his efforts on fixed income portfolio management and quantitative analysis, specializing in mortgage- and asset-backed securities analysis. He is a member of the Portland Society of Financial Analysts and has been a member of the investment community for twenty-six years.

Kevin L. Cronk, CFA
Kevin Cronk, senior vice president, co-manages the Boston high yield group for Columbia Management, where he serves as a senior high yield portfolio manager. Mr. Cronk has served as a senior high yield portfolio manager since February 2003, before which he was a high yield analyst at Columbia Management for nearly four years. He currently co-manages the High Income Portfolio and manages the high yield sector of Nations Bond Fund. Mr. Cronk may also manage other investment products for both BACAP and Columbia Management.

Prior to joining Columbia Management, Mr. Cronk was an investment associate in the high yield fixed income group at Putnam Investments. He earned his BS degree with concentrations in finance and economics from Creighton University in Omaha, Nebraska. Mr. Cronk has been a member of the investment community for ten years.

Richard R. Cutts, CFA
Richard Cutts, senior vice president, has managed taxable fixed income portfolios for more than five years for Columbia Management. Mr. Cutts currently co-manages Nations Short-Term Income Fund and is the manager of the Mortgage- and Asset-Backed Portfolio. He may also manage other investment products for both BACAP and Columbia Management.

Prior to joining Columbia Management in 1994, Mr. Cutts was the senior analyst specializing in mortgage-backed securities at Farmers Insurance Corp. He earned his BS degree in business administration from the University of Southern California and his MBA degree from the University of San Diego in 1990. Mr. Cutts is a member of the Portland Society of Financial Analysts and has been a member of the investment community for thirteen years.

Brian Drainville, CFA
Brian Drainville, vice president, is a senior fixed income portfolio manager for Columbia Management, where he has served in this capacity for more than five years. Mr. Drainville joined the firm in 1996 and worked the three prior years as an equities and options operations manager at Barry, Murphy and Co. He currently manages Nations Intermediate Bond Master Portfolio and may also manage other investment products for both BACAP and Columbia Management.

Mr. Drainville earned his BA degree from the College of the Holy Cross. He is a member of the Fixed Income Management Society of Boston, the CFA Institute, and the Bond Analysts Society of Boston, and has been a member of the investment community for eleven years.

Christopher A. Eckstrom
Christopher Eckstrom, vice president, is a senior municipal portfolio manager for Columbia Management. Mr. Eckstrom has served as a portfolio manager dedicated to municipal strategies at BACAP since April 1998 and has been responsible for short-, intermediate- and long-term municipal investments in both the national and state-specific markets. He currently manages Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Municipal Income Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, and Nations Virginia Intermediate Municipal Bond Fund. Mr. Eckstrom may also manage other investment products for both BACAP and Columbia Management.

Previously, Mr. Eckstrom was a municipal research analyst covering all types of municipal investments for a BACAP predecessor firm. He earned his BS degree in aeronautical science from Embry-Riddle Aeronautical University and his MBA degree with concentrations in accounting and finance from St. Bonaventure University. Mr. Eckstrom has been a member of the investment community for ten years.

Mark E. Newlin, CFA
Mark Newlin, senior vice president, rejoined Columbia Management in 2003 and has since this time served continuously as a senior portfolio manager for the firm’s core fixed income strategy. Prior to rejoining Columbia Management, Mr. Newlin was director of fixed income at Harris Investment Management for ten years. He currently manages the Corporate Bond Portfolio and the investment grade corporate sector of Nations Bond Fund. He may also manage other investment products for both BACAP and Columbia Management.

Mr. Newlin is a director on the board of the Investment Analyst Society of Chicago. He earned his BA degree from Earlham College in 1980 and his MBA degree from Harvard University in 1984. Mr. Newlin has been a member of the investment community for twenty years.

Wendy E. Norman
Wendy Norman, vice president, is a senior municipal portfolio manager for Columbia Management. Ms. Norman has served as a portfolio manager focusing on municipal funds and separate accounts for the past ten years at BACAP. She currently manages Nations California Intermediate Municipal Bond Fund, Nations California Municipal Bond Fund, Nations Intermediate Municipal Bond Fund, Nations Kansas Municipal Income Fund, and Nations Texas Intermediate Municipal Bond Fund. Ms. Norman may also manage other investment products for both BACAP and Columbia Management.

Ms. Norman has been a member of the investment community and a portfolio manager of tax-exempt fixed income for ten years. She earned her BA degree in law and society from the University of California at Santa Barbara.

Laura A. Ostrander
Laura Ostrander, senior vice president, is a senior portfolio manager for international and multi-sector product for Columbia Management, where she has served in this capacity for more than five years. In her role as senior portfolio manager, Ms. Ostrander is responsible for global strategy, which includes foreign exchange, non-U.S. dollar bonds and emerging market debt. Ms. Ostrander currently manages Nations Strategic Income Fund and manages the international sector of Nations Bond Fund. She may also manage other investment products for both BACAP and Columbia Management.

Prior to joining Columbia Management in 1996, Ms. Ostrander was a global fixed income portfolio manager with American Express Financial Advisors in Minneapolis. She also worked for OFFITBANK in New York as a portfolio manager and a global bond and foreign exchange analyst. Ms. Ostrander earned a BA degree in economics from St. John Fisher College in Rochester, NY. She has been a member of the investment community for nineteen years.

Ann T. Peterson, CFA
Ann Peterson, senior vice president, is a senior fixed income portfolio manager for Columbia Management’s government/mortgage portfolio management team, where she has served in the portfolio management capacity for more than five years. In her role as senior fixed income portfolio manager, Ms. Peterson manages or has managed various institutional portfolios for Columbia Management, and is a member of the government sector and strategic income sector teams. She currently manages Nations Government Securities Fund and may also manage other investment products for both BACAP and Columbia Management.

Ms. Peterson earned a BA degree from Marquette University and an MBA degree from Boston College. She is a member of the Boston Security Analysts Society, a board member of the Fixed Income Management Society of Boston, and has been a member of the investment committee for seventeen years.

Marie M. Schofield, CFA
Marie Schofield is managing director of the Boston core fixed income team for Columbia Management, where she has served in this capacity for more than five years. Ms. Schofield currently manages Nations Short-Intermediate Government Fund and manages the government and cash sectors of Nations Bond Fund. She may also manage other investment products for both BACAP and Columbia Management.

During her extensive experience in investments, Ms. Schofield has worked as a portfolio manager at Trustco Bancorp, Chittenden Bank, BayBanks and, since 1990, at Columbia Management. She earned a BS degree from the College of Saint Rose. Ms. Schofield is a member of the Boston Security Analysts Society, the Fixed Income Management Society of Boston, the Boston Economic Club, and has been a member of the investment community for twenty-nine years.

John J. Trentacoste
John Trentacoste, director, serves as a senior portfolio manager and fixed income specialist for Columbia Management. Mr. Trentacoste began managing tax-exempt mutual funds for BACAP in September 2000. During this time he also continued to perform the role of portfolio manager for both taxable and tax-exempt fixed income separate accounts for high-net-worth individuals, which he began doing in 1993. Mr. Trentacoste currently manages Nations North Carolina Intermediate Municipal Bond Fund and Nations Short-Term Municipal Income Fund. He may also manage other investment products for both BACAP and Columbia Management.

Mr. Trentacoste previously spent ten years as the trading manager in the funds management group of a predecessor firm and has extensive experience in trading taxable and tax-exempt securities. He earned his BS degree in finance from the University of Illinois at Champaign-Urbana. Mr. Trentacoste has been a member of the investment community for twenty-two years.